Investments - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Nov. 25, 2011	Dec. 31, 2012	Dec. 31, 2011
Schedule of Investments [Line Items]
Percentage of acquired interest in Scene, LLC	15.00%
Payment made to acquire ownership interest	$ 9,750
Option description		In addition, on November 25, 2011, the Company entered into a right of first refusal and put and call agreement with Scene, pursuant to which Scene shall not enter into a change in control transaction (as defined in the agreement) without first offering the Company the right to enter into a change in control transaction with substantially the same terms and conditions as offered to a third party. The term of the right of first refusal terminated on September 30, 2012. Further, during the two month period beginning on January 1, 2013 and ending on February 28, 2013, the Company had the option to put all of its interest to Scene (put option) at a fixed price of $9,750 plus the amount of tax distributions owed to the Company. Management of the Company decided not to exercise the put option. During a three month period following the expiration of the put exercise period, Scene has the option to purchase the Company’s interest (call option) at a fixed price of $9,750 plus the amount of tax distributions owed to the Company. Additional amounts may be owed to the Company if Scene undertakes a change in control transaction during the one year period following the delivery of the call notice.
Carrying value of investment in Scene			9,750
Dividend Income		339
Marketing and promotional services, recorded under Prepaid expenses	$ 2,000